Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets measured at fair value
Other financial assets	$ 2,725,871	$ 2,934,734
Current	1,162,127	1,627,150
Non-current	1,563,744	1,307,584
Financial assets at fair value, class
Assets measured at fair value
Assets measured at fair value	2,697,301	2,559,472
Investments in equity securities and trust funds
Assets measured at fair value
Assets measured at fair value	875,335	606,624
Hedging instruments
Assets measured at fair value
Other financial assets	311	17,449
Assets measured at fair value through other comprehensive income
Assets measured at fair value
Other financial assets	3,583	2,789
Assets measured at amortized cost
Assets measured at fair value
Assets measured at fair value	28,570	375,262
Foreign currency
Assets measured at fair value
Assets measured at fair value	1,056,385	1,172,718
Local currency
Assets measured at fair value
Assets measured at fair value	$ 761,687	$ 759,892